Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership (Detail)	Mar. 31, 2012	Mar. 31, 2011
Denso Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.90%	24.70%
Toyota Industries Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.80%	24.80%
Aisin Seiki Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	23.40%	23.10%
Toyota Tsusho Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	22.10%	21.80%
Toyoda Gosei Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	43.10%	43.10%